6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 6.9%
Activision Blizzard	4,287	$358,050
AMC Networks, Cl A *	15,506	376,641
Cable One	190	349,663
Charter Communications, Cl A *	643	395,836
Cincinnati Bell *	22,705	341,937
Cogent Communications Holdings	4,186	281,550
Electronic Arts *	2,506	349,512
Glu Mobile *	34,861	276,796
John Wiley & Sons, Cl A	9,521	301,340
Netflix *	676	357,983
New York Times, Cl A	7,901	342,350
Spok Holdings	39,069	423,508
Take-Two Interactive Software *	2,299	393,566
TechTarget *	9,170	363,866
TEGNA	31,212	390,774
Verizon Communications	6,138	363,800
World Wrestling Entertainment, Cl A	7,412	326,647

		5,993,819

Consumer Discretionary — 10.8%
Adtalem Global Education *	10,716	355,771
Amazon.com *	110	379,606
American Public Education *	11,394	358,227
Core-Mark Holding	14,263	476,670
Dollar General	1,822	367,825
Dollar Tree *	3,765	362,457
Domino’s Pizza	885	361,930
Dorman Products *	5,255	445,046
eBay	5,833	319,532
Etsy *	3,038	363,649
Gentex	13,392	362,254
Grand Canyon Education *	3,886	365,439
Liquidity Services *	63,777	459,832
Murphy USA *	3,039	409,840
Papa John’s International	3,851	378,515
Pool	1,255	411,439
Service International	8,997	410,714
Shutterstock	9,196	462,742
Stamps.com *	1,663	414,652
Sturm Ruger	4,365	309,304
Target	2,888	436,694
Tiffany	2,796	342,510
Tractor Supply	2,506	372,968
Wingstop	2,415	394,610

		9,322,226

Description	Shares	Fair Value
Consumer Staples — 19.0%
Altria Group	8,525	$372,884
B&G Foods	13,350	415,718
BJ’s Wholesale Club Holdings *	9,018	400,489
Boston Beer, Cl A *	578	509,784
Calavo Growers	5,763	365,778
Cal-Maine Foods *	7,636	294,673
Campbell Soup	6,862	361,010
Casey’s General Stores	2,272	404,076
Central Garden & Pet, Cl A *	9,436	383,951
Church & Dwight	4,235	405,839
Clorox	1,507	336,815
Coca-Cola	7,542	373,555
Coca-Cola Consolidated	1,475	403,118
Colgate-Palmolive	4,563	361,663
Conagra Brands	9,521	365,226
Costco Wholesale	1,075	373,735
Flowers Foods	15,478	378,592
Fresh Del Monte Produce	14,804	343,305
General Mills	5,400	345,330
Grocery Outlet Holding *	7,943	326,696
Hain Celestial Group *	10,705	351,017
Hershey	2,645	393,153
Hormel Foods	7,095	361,703
Ingredion	4,175	335,837
J M Smucker	3,246	390,104
John B Sanfilippo & Son	4,083	325,170
Kellogg	5,103	361,854
Kroger	10,484	374,069
Lancaster Colony	2,170	385,652
McCormick	1,851	381,676
MGP Ingredients	9,698	344,764
National Beverage *	4,990	405,787
Pilgrim’s Pride *	21,310	340,960
Post Holdings *	3,813	335,620
PriceSmart	5,719	376,024
Procter & Gamble	2,766	382,621
SpartanNash	16,452	328,711
Sprouts Farmers Market *	13,661	318,984
Tootsie Roll Industries	10,155	324,858
TreeHouse Foods *	7,803	334,046
Tyson Foods, Cl A	5,867	368,448
Universal	8,135	353,140
Vector Group	36,905	371,633
Walmart	2,731	379,199
WD-40	1,675	342,337

		16,489,604

Energy — 1.3%
Cabot Oil & Gas	19,367	367,392
CNX Resources *	38,669	423,812

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value
Energy (continued)
Equitrans Midstream	34,161	$351,175

		1,142,379

Financials — 4.6%
Brown & Brown	8,276	384,006
Cboe Global Markets	3,654	335,400
Employers Holdings	11,609	378,221
EZCORP, Cl A *	57,806	310,996
HCI Group	7,743	423,698
MarketAxess Holdings	624	303,227
Mercury General	8,428	376,984
New York Community Bancorp	35,186	318,433
Progressive	4,393	417,512
RenaissanceRe Holdings	2,004	368,215
Westamerica BanCorp	6,171	375,567

		3,992,259

Health Care — 24.4%
AbbVie	3,424	327,916
ABIOMED *	1,280	393,754
Addus HomeCare *	3,777	353,754
Alexion Pharmaceuticals *	3,147	359,450
Amedisys *	1,691	409,053
Amgen	1,351	342,235
AMN Healthcare Services *	7,782	418,982
Amphastar Pharmaceuticals *	15,809	322,187
Baxter International	4,038	351,589
Becton Dickinson	1,345	326,526
Bio-Rad Laboratories, Cl A *	727	369,745
Bio-Techne	1,240	316,770
Cardiovascular Systems *	11,188	365,512
Cerner	4,858	356,431
Chemed	714	369,217
Corcept Therapeutics *	20,184	256,337
Danaher	1,843	380,524
DaVita *	4,150	360,054
DexCom *	781	332,245
Eagle Pharmaceuticals *	7,333	290,973
Eli Lilly	2,010	298,264
Emergent BioSolutions *	3,600	410,581
Enanta Pharmaceuticals *	6,755	352,543
Exelixis *	14,213	315,813
Gilead Sciences	4,495	300,041
Globus Medical, Cl A *	7,316	413,500
Haemonetics *	3,798	340,529
HealthStream *	15,802	327,338
Hill-Rom Holdings	3,036	284,746
HMS Holdings *	10,458	291,674
ICU Medical *	1,847	369,843
Incyte *	3,139	302,443
Inogen *	9,476	286,459

Description	Shares	Fair Value
Health Care (continued)
Integra LifeSciences Holdings *	7,263	$347,099
Johnson & Johnson	2,372	363,889
LHC Group *	1,898	395,619
Luminex	10,517	280,699
Masimo *	1,450	324,800
Merck	4,362	371,948
Meridian Bioscience *	13,885	196,334
Mesa Laboratories	1,535	377,487
Molina Healthcare *	1,864	344,784
Mylan *	20,994	343,882
Nektar Therapeutics, Cl A *	13,711	265,171
Neogen *	4,371	333,070
Omnicell *	5,220	348,070
OraSure Technologies *	25,422	297,946
Orthofix Medical *	11,203	339,899
Penumbra *	1,752	366,431
PerkinElmer	3,319	390,713
Pfizer	10,071	380,582
Prestige Consumer Healthcare *	9,379	341,677
Quest Diagnostics	2,882	320,594
Quidel *	1,431	251,799
Regeneron Pharmaceuticals *	531	329,183
Repligen *	2,713	420,271
Simulations Plus	5,497	327,511
Supernus Pharmaceuticals *	14,538	319,691
Thermo Fisher Scientific	879	377,073
United Therapeutics *	2,886	308,687
Vanda Pharmaceuticals *	29,352	302,032
West Pharmaceutical Services	1,463	415,433

		21,079,402

Industrials — 10.1%
A O Smith	7,105	347,932
AAON	6,263	356,552
CH Robinson Worldwide	4,222	415,023
Expeditors International of Washington	4,445	392,894
Exponent	4,304	346,278
FTI Consulting *	3,021	346,690
Heartland Express	16,063	332,263
Heidrick & Struggles International	17,097	369,808
Hub Group, Cl A *	6,727	362,182
Knight-Swift Transportation Holdings, Cl A	7,730	351,406
Landstar System	2,935	390,619
MSC Industrial Direct, Cl A	4,984	328,446
National Presto Industries	3,939	354,234

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value
Industrials (continued)
Northrop Grumman	1,129	$386,807
Park Aerospace	31,648	350,976
Rollins	7,560	416,858
Toro	5,192	390,854
TrueBlue *	26,006	440,022
United Parcel Service, Cl B	2,969	485,788
Valmont Industries	2,981	378,736
Waste Management	3,296	375,744
Watsco	1,846	452,251
Werner Enterprises	7,604	349,860

		8,722,223

Information Technology — 12.0%
Akamai Technologies *	3,017	351,269
Alarm.com Holdings *	4,901	293,423
Broadridge Financial Solutions	2,643	363,148
Ciena *	6,123	347,603
Citrix Systems	2,271	329,749
CommVault Systems *	8,928	385,957
CSG Systems International	8,594	365,847
Daktronics *	81,510	360,274
DSP Group *	21,774	312,239
F5 Networks *	2,534	335,324
Fabrinet *	5,373	374,928
Harmonic *	72,319	426,682
J2 Global *	5,704	399,223
Jack Henry & Associates	1,868	309,005
Juniper Networks	15,242	381,050
Knowles *	22,675	341,486
LogMeIn *	3,974	341,963
MAXIMUS	4,708	365,105
MicroStrategy, Cl A *	2,875	415,265
NETGEAR *	14,222	474,304
NIC	15,073	322,261
OneSpan *	11,935	257,199
OSI Systems *	4,872	383,670
PC Connection	7,083	313,706
Progress Software	9,234	349,876
PTC *	4,330	395,805
Qualys *	3,168	336,252
Teradata *	17,210	419,063
Tyler Technologies *	957	330,462

		10,382,138

Materials — 3.4%
AptarGroup	3,010	356,354
Balchem	3,706	362,076
Ball	4,712	378,703
NewMarket	856	318,851
Royal Gold	2,682	365,610
Sensient Technologies	6,031	333,032
Silgan Holdings	10,360	394,302

Description	Shares	Fair Value
Materials (continued)
Stepan	3,616	$416,889

		2,925,817

Real Estate — 2.5%
CoreSite Realty ‡	2,769	339,064
Extra Space Storage ‡	3,553	378,573
Investors Real Estate Trust ‡	4,823	342,915
Life Storage ‡	3,561	375,436
Public Storage ‡	1,758	373,399
Taubman Centers ‡ *	9,152	350,522

		2,159,909

Utilities — 4.7%
American Electric Power	4,124	325,095
American States Water	4,385	333,611
Avista	9,529	351,239
California Water Service Group	7,127	323,138
CMS Energy	5,722	346,124
Consolidated Edison	4,693	334,799
Hawaiian Electric Industries	9,478	328,034
IDACORP	3,827	344,047
National Fuel Gas	8,226	375,434
OGE Energy	11,039	351,702
Spire	5,204	302,925
WEC Energy Group	3,830	360,327

		4,076,475

Total Common Stock (Cost $79,761,771)		86,286,251

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency, CI Institutional, 0.03%	706,505	706,505

Total Short-Term Investment (Cost $706,505)		706,505

Total Investments - 100.5% (Cost $80,468,276)		$86,992,756

Percentages are based on Net Assets of $86,567,207

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2020 (Unaudited)

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

MER-QH-001-0100

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 11.1%
Alphabet, Cl A *	909	$1,481,243
AT&T	44,372	1,322,729
Charter Communications, Cl A *	5,177	3,187,013
Facebook, Cl A *	5,718	1,676,518
Netflix *	2,799	1,482,238
Verizon Communications	48,904	2,898,540

		12,048,281

Consumer Discretionary — 14.8%
Amazon.com *	1,389	4,793,383
Home Depot	5,371	1,530,950
Lowe’s	19,744	3,251,639
NIKE, Cl B	13,561	1,517,340
Target	33,699	5,095,627

		16,188,939

Consumer Staples — 16.0%
Colgate-Palmolive	36,565	2,898,142
Costco Wholesale	4,366	1,517,884
Kraft Heinz	41,959	1,470,243
PepsiCo	10,047	1,407,183
Philip Morris International	38,028	3,034,254
Procter & Gamble	11,042	1,527,440
Walgreens Boots Alliance	63,827	2,426,703
Walmart	22,478	3,121,069

		17,402,918

Energy — 3.4%
Chevron	15,115	1,268,601
ConocoPhillips	31,947	1,210,472
Kinder Morgan	88,275	1,219,961

		3,699,034

Financials — 15.5%
Allstate	14,186	1,319,298
Bank of America	57,309	1,475,134
Bank of New York Mellon	35,180	1,300,956
Capital One Financial	21,827	1,506,718
Goldman Sachs Group	6,762	1,385,331
JPMorgan Chase	28,917	2,897,193
MetLife	75,160	2,890,654
Morgan Stanley	27,929	1,459,570
US Bancorp	74,658	2,717,551

		16,952,405

Health Care — 21.0%
AbbVie	40,596	3,887,879
Amgen	5,169	1,309,411
Biogen *	15,142	4,355,444
CVS Caremark	20,630	1,281,536
Eli Lilly	24,496	3,634,961

Description	Shares	Fair Value
Health Care (continued)
Gilead Sciences	17,482	$1,166,924
Johnson & Johnson	9,469	1,452,639
Merck	16,943	1,444,730
Pfizer	116,318	4,395,658

		22,929,182

Industrials — 1.3%
3M	8,500	1,385,670

Information Technology — 16.7%
Adobe *	6,050	3,106,009
Apple	14,668	1,892,759
Intel	45,315	2,308,800
International Business Machines	22,385	2,760,294
Microsoft	6,471	1,459,405
NVIDIA	3,472	1,857,451
PayPal Holdings *	7,532	1,537,582
QUALCOMM	14,529	1,730,404
Texas Instruments	10,609	1,508,069

		18,160,773

Total Common Stock (Cost $97,623,782)		108,767,202

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.03%	264,432	264,432

Total Short-Term Investment (Cost $264,432)		264,432

Total Investments - 100.0% (Cost $97,888,214)		$109,031,634

Percentages are based on Net Assets of $109,033,881

*	Non-income producing security.

Cl — Class

As of August 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

MER-QH-001-0100

6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Communication Services — 2.9%
Cincinnati Bell *	16,816	$253,250
Cogent Communications Holdings	3,090	207,833
Glu Mobile *	26,164	207,742

		668,825

Consumer Discretionary — 11.4%
American Public Education *	8,445	265,511
Century Communities *	8,237	293,896
Dorman Products *	3,770	319,281
Group 1 Automotive *	3,876	335,042
M/I Homes *	7,600	323,456
Rent-A-Center, Cl A	9,319	286,093
Shutterstock	6,753	339,811
Sturm Ruger	3,218	228,027
Wingstop	1,575	257,355

		2,648,472

Consumer Staples — 13.8%
B&G Foods	10,123	315,230
Calavo Growers	4,059	257,625
Cal-Maine Foods *	5,579	215,294
Central Garden & Pet, Cl A *	6,947	282,673
Coca-Cola Consolidated	1,074	293,524
Fresh Del Monte Produce	10,473	242,869
John B Sanfilippo & Son	2,997	238,681
National Beverage *	3,885	315,928
SpartanNash	12,048	240,719
Universal	5,982	259,679
Vector Group	26,204	263,874
WD-40	1,279	261,402

		3,187,498

Energy — 4.1%
Bonanza Creek Energy *	16,272	326,091
Dorian LPG *	32,460	273,962
Renewable Energy Group *	10,473	350,113

		950,166

Financials — 23.6%
American Equity Investment Life Holding	10,825	258,826
Axos Financial *	12,071	299,120
Brightsphere Investment Group	19,638	272,183
Central Pacific Financial	16,431	254,516
Customers Bancorp *	22,243	284,043
Donnelley Financial Solutions *	28,816	314,094
Eagle Bancorp	8,170	235,133

Description	Shares	Fair Value
Financials (continued)
Employers Holdings	8,557	$278,787
First Financial Bancorp	18,964	260,186
First Midwest Bancorp	19,669	245,076
HCI Group	5,536	302,930
Hope Bancorp	28,684	242,667
Independent Bank Group	6,413	298,205
Meta Financial Group	14,161	273,024
NMI Holdings, Cl A *	15,881	272,359
Pacific Premier Bancorp	12,325	278,422
Preferred Bank	6,218	232,553
Simmons First National, Cl A	15,405	262,963
Stewart Information Services	7,928	338,287
Walker & Dunlop	5,053	276,803

		5,480,177

Health Care — 14.7%
Addus HomeCare *	2,784	260,749
AMN Healthcare Services *	5,723	308,127
AngioDynamics *	24,189	226,530
Corcept Therapeutics *	15,046	191,084
Eagle Pharmaceuticals *	5,283	209,629
HealthStream *	11,334	234,784
HMS Holdings *	7,674	214,028
Innoviva *	18,229	213,462
Luminex	7,595	202,711
Meridian Bioscience *	10,306	145,727
Mesa Laboratories	1,131	278,135
OraSure Technologies *	19,934	233,626
Simulations Plus	4,067	242,312
Supernus Pharmaceuticals *	10,668	234,589
Vanda Pharmaceuticals *	21,410	220,309

		3,415,802

Industrials — 10.7%
EnPro Industries	5,229	306,001
Exponent	3,108	250,054
Harsco *	19,292	272,982
Heartland Express	12,118	250,661
Kaman	6,155	284,669
Meritor *	12,491	284,295
National Presto Industries	2,908	261,516
SkyWest *	7,869	264,792
TrueBlue *	17,397	294,357

		2,469,327

Information Technology — 9.2%
Brooks Automation	5,630	290,677
CSG Systems International	6,179	263,040
Ebix	11,625	268,189
MicroStrategy, Cl A *	2,101	303,469
NIC	11,205	239,563
PC Connection	5,235	231,858

6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value
Information Technology (continued)
Progress Software	6,601	$250,112
Unisys *	23,981	279,618

		2,126,526

Materials — 3.1%
FutureFuel	21,519	260,380
Kraton *	14,833	208,255
Warrior Met Coal	16,572	256,369

		725,004

Real Estate — 5.4%
DiamondRock Hospitality ‡ *	46,158	244,637
iStar ‡	21,016	260,178
NexPoint Residential Trust ‡	7,114	294,520
RPT Realty ‡ *	36,458	213,644
Washington Real Estate Investment Trust ‡	11,063	242,722

		1,255,701

Utilities — 1.1%
American States Water	3,214	244,521

Total Common Stock (Cost $21,028,646)		23,172,019

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.03%	56,554	56,554

Total Short-Term Investment (Cost $56,554)		56,554

Total Investments - 100.2% (Cost $21,085,200)		$23,228,573

Percentages are based on Net Assets of $23,184,658

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

MER-QH-001-0100

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK** — 103.9%

Communication Services — 11.4%
Alphabet, Cl A *	1,641	$2,674,059
AT&T	80,604	2,402,805
Charter Communications, Cl A *	9,258	5,699,317
Facebook, Cl A *	10,147	2,975,100
Netflix *	4,957	2,625,029
Verizon Communications	88,808	5,263,651

		21,639,961

Consumer Discretionary — 15.5%
Amazon.com *	2,445	8,437,597
Home Depot	9,881	2,816,480
Lowe’s	36,204	5,962,437
NIKE, Cl B	25,177	2,817,055
Target	62,106	9,391,048

		29,424,617

Consumer Staples — 16.3%
Colgate-Palmolive	66,081	5,237,580
Costco Wholesale	7,729	2,687,064
Kraft Heinz	76,254	2,671,940
PepsiCo	18,297	2,562,678
Philip Morris International	67,014	5,347,047
Procter & Gamble	19,998	2,766,323
Walgreens Boots Alliance	115,776	4,401,804
Walmart	38,504	5,346,281

		31,020,717

Energy — 3.6%
Chevron	28,317	2,376,646
ConocoPhillips	60,137	2,278,591
Kinder Morgan	166,593	2,302,315

		6,957,552

Financials — 16.4%
Allstate	26,379	2,453,247
Bank of America	106,211	2,733,871
Bank of New York Mellon	64,706	2,392,828
Capital One Financial	40,794	2,816,010
Goldman Sachs Group	12,260	2,511,706
JPMorgan Chase	52,947	5,304,760
MetLife	135,703	5,219,137
Morgan Stanley	51,462	2,689,404
US Bancorp	137,382	5,000,705

		31,121,668

Health Care — 22.0%
AbbVie	73,801	7,067,922
Amgen	9,655	2,445,805
Biogen *	27,324	7,859,474

Description	Shares	Fair Value
Health Care (continued)
CVS Caremark	38,235	$2,375,158
Eli Lilly	43,971	6,524,857
Gilead Sciences	31,981	2,134,732
Johnson & Johnson	17,109	2,624,692
Merck	31,046	2,647,292
Pfizer	215,461	8,142,271

		41,822,203

Industrials — 1.3%
3M	15,786	2,573,434

Information Technology — 17.4%
Adobe *	10,879	5,585,169
Apple	26,232	3,384,977
Intel	83,828	4,271,037
International Business Machines	41,574	5,126,490
Microsoft	11,737	2,647,046
NVIDIA	6,191	3,312,061
PayPal Holdings *	13,787	2,814,478
QUALCOMM	26,526	3,159,247
Texas Instruments	19,005	2,701,561

		33,002,066

Total Common Stock (Cost $177,510,627)		197,562,218

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.03%	551,590	551,590

Total Short-Term Investment (Cost $551,590)		551,590

Total Investments - 104.2% (Cost $178,062,217)		$198,113,808

WRITTEN OPTION(A) * — 7.4%
Total Written Option (Premiums Received $(6,074,335))		(14,085,486)

Percentages are based on Net Assets of $190,068,653.

8

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTION — (7.4)%

Call Options
SPX Short Index Option*	(573)	$(200,568)	$3,270.00	09/18/20	$(14,085)

Total Written Option		$(200,568)			$(14,085)

*	Non-income producing security.
**	All or a portion of these securities has been pledged as collateral on written options.

(A)Refer to table below for details on Options Contracts

Cl — Class

SPX — Standard & Poor’s 500 Index

The following is a list of the inputs used as of August 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2		Level 3		Total

Common Stock	$197,562,218		$—		$—	$197,562,218
Short-Term Investment	551,590		—		—	551,590

Total Investments in Securities	$198,113,808		$—		$—	$198,113,808

Other Financial Instruments	Level 1	Level 2		Level 3		Total

Written Options	$(14,085,486)	$		– $	–	$(14,085,486)

Total Other Financial Instruments	$(14,085,486)	$		– $	–	$(14,085,486)

For the period ended August 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

MER-QH-001-0100

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